Financial Risks Management	6 Months Ended
Jun. 30, 2022
Foreign exchange rates [abstract]
Financial Risks Management

Note 5	Financial Risks Management
The half-year consolidated financial statements do not include all the information on financial risks management as it is described in the 2021 Annual Report on Form 20-F including the consolidated financial statements for the year ended December 31,2021.

Note 5.1	Foreign Exchange Risk

The Group's overall exposure to the foreign exchange risk depends, in particular, on :
•the currencies in which it receives its revenues;
•the currencies chosen when agreements are entered into, such as licensing agreements, or co-marketing or co-development agreements;
•the location of clinical trials on drug or biomarker candidates;
•the ability, for its co-contracting parties to indirectly transfer foreign exchange risk to the Company;
•the Group’s foreign exchange risk policy; and
•the fluctuation of foreign currencies against the euro.
Given the significant portion of its operations denominated in US dollars, the Group decided to limit the conversions into euros of its US dollar denominated cash, issued notably from its March 2019 Nasdaq IPO in US dollars, and not to use any specific hedging arrangements, in order to cover expenses denominated in US dollars over the coming years.
The following table shows the sensitivity of the Group's cash and cash equivalent and expenses in U.S. dollars to a variation of 10% of the U.S. dollar against the euro in 2021 and in the first half of 2022.

Sensitivity of the Group's cash and cash equivalents to a variation of +/- 10%	As of
of the US dollar against the euro
(in € thousands or in US dollar thousands, as applicable)	2021/12/31	2022/06/30
Cash and cash equivalents denominated in US dollars	81,713	72,549
Equivalent in euros, on the basis of the exchange rate described below	72,146	69,846
Equivalent in euros, in the event of an increase of 10% of US dollar vs euro	80,163	77,607
Equivalent in euros, in the event of a decrease of 10% of US dollar vs euro	65,588	63,496

Sensitivity of the Group's expenses to a variation of +/- 10%	Half-year ended
of the US dollar against the euro
(in € thousands or in US dollar thousands, as applicable)	2021/06/30	2022/06/30
Expenses denominated in US dollars	9,758	7,562
Equivalent in euros, on the basis of the exchange rate described below	8,211	7,280
Equivalent in euros, in the event of an increase of 10% of US dollar vs euro	9,123	8,089
Equivalent in euros, in the event of a decrease of 10% of US dollar vs euro	7,465	6,618
2022/06/30 : Equivalent in euros, on the basis of 1 euro = 1,0387 dollars US
2021/12/31 : Equivalent in euros, on the basis of 1 euro = 1,13261 dollars US
2021/06/30 : Equivalent in euros, on the basis of 1 euro = 1,1884 dollars US

Cash, cash equivalents and financial assets	As of
(in € thousands)	2021/12/31	2022/06/30
At origin, denominated in EUR
Cash and cash equivalents	186,609	139,269
Current and non current financial assets	4,355	4,817
Total	190,964	144,086
At origin, denominated in USD
Cash and cash equivalents	72,147	69,846
Current and non current financial assets	76	—
Total	72,223	69,846
Total, in EUR
Cash and cash equivalents	258,756	209,115
Current and non current financial assets	4,431	4,817
Total	263,187	213,932

Note 5.2	Interest Rate Risk
As of June 30, 2022, and December 31, 2021, the Group's financial liabilities totaled €74,744 thousand, and €74,235 thousand respectively (net of the equity component of the convertible loan and debt issue costs). Current borrowings are at a fixed rate and government advances or conditional advances usually bear no interest or interest below market rate. The Group's exposure to interest rate risk through its financial assets is also insignificant due to low market rates and since these assets are mainly euro-denominated Undertakings for the Collective Investment of Transferable Securities (UCITs), medium-term negotiable notes or term deposits with progressive rates denominated in euros or US dollars

Note 5.3	Liquidity Risk
The Group's loans and borrowings mainly consist of bonds convertible or exchangeable into new or existing shares (OCEANE), initially repayable for an nominal amount of €57 million on October 16, 2025 (see Note 12.1 “Breakdown of convertible loan”), government advances for research projects and bank loans. For conditional advances, reimbursement of the principal is subject to the commercial success of the related research project (see Note 12.2.1 “Refundable and conditional advances”).
The Company has conducted a specific review of its liquidity risk and considers that it is able to meet its future maturities. As of December 31, 2021 and June 30, 2022, the Group had, €263,187 , and €213,932 respectively in cash and cash equivalents and other financial assets. The Company does not believe it is exposed to short-term liquidity risk. The Company believes that the Group's cash and cash equivalents and current financial instruments are sufficient to ensure its financing for the next twelve months, in light of its current projects and obligations.
If the Group's funds are insufficient to cover any additional financing needs, the Group would require additional financing. The conditions and arrangements for any such new financing would depend, among other factors, on economic and market conditions that are beyond the Group's control.

Note 5.4	Credit Risk
Credit risk is the risk of financial loss if a customer or counterparty to a financial asset defaults on their contractual commitments. The Group is exposed to credit risk due to trade receivables and other financial assets.
The Group's policy is to manage this risk by transacting with third parties with good credit standards.